March 2, 2020

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Allstate Life Insurance Company
Registration Statement on Form S-1,
File No. 333-

Members of the Commission:

Submitted for filing under the Securities Act of 1933 is the above-referenced Registration Statement on Form S-1.

Please direct any questions or comments to me at 402-975-6368. Thank you.

Very truly yours,

/s/ JAN FISCHER-WADE
Jan Fischer-Wade

Enclosure